DISCONTINUED OPERATIONS (Details) - Discontinued Operations [Member] - Red Rock [Member] - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Net liabilities of discontinued operations
Accounts payable and accrued expenses	$ 238,285		$ 238,285
Net liabilities of discontinued operations	(238,285)		$ (238,285)
Gain (Loss) from discontinued operations
Loss on settlement	0	$ (111,312)
Loss from discontinued operations	$ 0	$ (111,312)